091-21031-fy

For Internal Use Only
Sec File No. 9-

RECEIVED
2016 JUL 21 AM 11:44
SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
JUL 21 2016
Washington DC
412

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Bats BYX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

16019005

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: SVP, Associate General Counsel

Telephone Number: 913-815-7154

Manual Signature of Official Responsible for Form:

Date: July 20, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 21 2016

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BYX EXCHANGE, INC.
COMMENCING ON JULY 15, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
KRMA	Trust	Investment Company Units	Cambria Emerging Shareholder Yield Index	Global	Broad
REML	Trust	Investment Company Units	Concinnity Conscious Companies Index	Global	Broad
LSVX	Corp	Index Linked Notes	FTSE NAREIT All Mortgage Capped Index	U.S.	Broad
BSWN	Corp	Index Linked Notes	S&P 500 VIX Futures Variable Long/Short Index – Short Term	U.S.	Broad
XIVH	Corp	Index Linked Notes	S&P 500 VIX Futures Tail Risk Index – Short Term	U.S.	Broad
ESG	Corp	Index Linked Notes	S&P 500 VIX Futures Short Volatility Hedged Index	U.S.	Broad
ESGG	Trust	Investment Company Units	STOXX USA ESG Impact Index	U.S.	Broad
DWLV	Trust	Investment Company Units	STOXX Global ESG Impact Index	Global	Broad
IGEM	Trust	Investment Company Units	Dorsey Wright Multi-Factor Global Equity Index	U.S.	Broad

Bats

RECEIVED

2016 JUL 21 AM 11:44

SEC / TM

SEC
Mail Processing
Section

JUL 21 2016

Washington DC
412

July 20, 2016

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: **Form 19b-4(e) – Bats BYX Exchange, Inc.**

Ms. Jackson,

On behalf of Bats BYX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding nine (9) derivative securities products that commenced trading on Bats BYX Exchange on July 15, 2016. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 21 2016